Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			4 Months Ended	11 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009	Jun. 30, 2013 Own Share Lending Agreement	Jun. 30, 2012 Own Share Lending Agreement	Dec. 31, 2012 Own Share Lending Agreement	Sep. 19, 2011 Own Share Lending Agreement	Dec. 31, 2010 Own Share Lending Agreement	Apr. 30, 2010 Own Share Lending Agreement	Jun. 30, 2013 Expenses Related To Convertible Unsecured Senior Notes	Jun. 30, 2012 Expenses Related To Convertible Unsecured Senior Notes	Dec. 31, 2012 Expenses Related To Convertible Unsecured Senior Notes
Senior notes interest rate												5.00%
Number of common shares loaned						36,100,000
Nominal lending fee per share						$ 0.01
Outstanding loaned shares, fair value						$ 28,237		$ 40,160
Treasury Stock, Shares, Acquired						21,000,000		11,000,000
Debt Instrument Interest Rate Without Share Lending Agreement											5.50%
Share lending agreement, fair value											14,476
Amortization of issuance costs associated with the share lending agreement						1,475	1,483
Unamortized balance of own share lending agreement issuance costs						4,232		5,707
Unamortized discount	141,089		162,124									68,148		89,031
Senior notes conversion price									$ 6.9	$ 7.19
Interest and finance cost	118,173	102,451										38,383	36,121
Amortization of convertible notes discount	20,883	18,621										20,883	18,621
Interest on long-term debt												17,500	17,500
Carrying amount of liability	4,436,193		4,386,715									631,852		610,969
Debt Instrument, Face Amount				$ 240,000	$ 460,000
Debt Instrument, Convertible, Effective Interest Rate				14.00%	12.00%